Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2022
Trade and other receivables [abstract]
Summary of Accounts Receivable	Accounts receivable break down as follows:

(€ million)	June 30, 2022	December 31, 2021
Gross value	7,992	7,705
Allowances	(124)	(137)
Carrying amount	7,868	7,568

Summary of Gross Value of Overdue Receivables
The table below shows the ageing profile of overdue accounts receivable, based on gross value:

(€ million)	Overdue accounts gross value	Overdue by <1 month	Overdue by 1-3 months	Overdue by 3-6 months	Overdue by 6-12 months	Overdue by > 12 months
June 30, 2022	323	98	97	131	(15)	12
December 31, 2021	455	169	151	67	12	56